EQUITY	12 Months Ended
Dec. 31, 2025
EQUITY.
EQUITY

NOTE 16: — EQUITY

a.	Composition of share capital:

		Issued and		Issued and
	Authorized	outstanding	Authorized	outstanding

	December 31, 2025		December 31, 2024

Ordinary shares of $0.00001 per share	350,000,000	51,376,890	350,000,000	49,726,906
Preferred shares of $0.00001 per share	1,000,000	—	1,000,000	—

b.	Movement in issued and outstanding share capital:

Number of shares
Balance as of January 1, 2024	47,894,688
Issuance of Ordinary shares (see Notes 16c.1 and 16c.2)	754,443
Vested RSUs	460,259
Exercise of employees’ options into Ordinary shares	617,516
Balance as of December 31, 2024	49,726,906
Vested RSUs	1,012,474
Exercise of employees’ options into Ordinary shares	637,510
Balance as of December 31, 2025	51,376,890

NOTE 16: — EQUITY (Cont.)

c.	Issuance of Ordinary shares:
1.	In December 2021, Freightos launched the Digital Air Cargo Council (“DACC”) with three founding airline group members.

In January 2024 and in May 2024 the Company issued an additional 55,806 and 59,368 Ordinary shares, respectively, to two of the airline groups. These Ordinary shares were valued at an aggregate amount of $351, which was recorded as an operating expense in the consolidated statement of profit or loss.

2.	In August 2024, as part of the Shipsta acquisition, the Company issued 539,966 Ordinary shares, valued at the time of issuance at $885. In addition, 99,303 Ordinary shares were issued as part of the acquisition and are subject to certain restrictions and were retained for customary holdbacks and net working capital adjustments.

d.Rights attached to shares:

The holders of Ordinary shares are entitled to receive dividends only when, as and if declared by the Board of Directors (“Board”) and are entitled to one vote per share at general meetings of the Company. All Ordinary shares rank equally with regard to the Company’s residual assets.